K&L Gates llp State Street Financial Center One Lincoln Street Boston, MA 02111-2950 T 617.261.3100 www.klgates.com
September 4, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Investment Trust II (the “Trust”): Form N-14 for the Reorganization of John Hancock Small Cap Fund into John Hancock Small Cap Equity Fund
Ladies and Gentlemen:
     On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of John Hancock Small Cap Fund, a series of John Hancock Equity Trust, for shares of John Hancock Small Cap Equity Fund, a series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on October 5, 2009.
     This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.
     If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.
Sincerely,
/s/ George P. Attisano

George P. Attisano